Simplify Interest Rate Hedge ETF
Schedule of Investments
March 31, 2023 (Unaudited)
1
Principal Value
U.S. Government Obligations – 48.1%
U.S. Treasury Note, 4.25%, 10/15/2025(a)
(Cost $118,464,903) ......................................................... $ 119,250,000 $ 120,116,425
U.S. Treasury Bills – 47.1%
U.S. Treasury Bill, 4.69%, 6/8/2023(b) ............................................. $ 94,300,000 93,512,690
U.S. Treasury Bill, 5.29%, 9/7/2023(b) ............................................. 24,400,000 23,904,257
Total U.S. Treasury Bills (Cost $117,345,148) ..................................................... 117,416,947
Notional Amount
Purchased Swaptions – 2.2%
Puts – Over the Counter – 2.2%
Interest Rate Swaption, pay semi annually a fixed rate of 4.00% and received quarterly a floating rate of SOFR, Expires 5/11/28 (counterparty: Bank of
America NA)(c) ................................................. 310,000,000 5,392,567
Interest Rate Swaption, pay semi annually a fixed rate of 4.25% and received quarterly a floating rate of 3-month LIBOR, Expires 5/11/28 (counterparty:
Bank of America NA)(c) ........................................... 340,000,000 9,849,888
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of SOFR, Expires 5/11/29 (counterparty: Bank of
America NA)(c) ................................................. 20,000,000 (426,400)
Interest Rate Swaption, pay semi annually a fixed rate of 4.25% and received quarterly a floating rate of SOFR, Expires 5/10/30 (counterparty: Bank of
America NA)(c) ................................................. 260,000,000 (1,559,043)
Interest Rate Swaption, pay semi annually a fixed rate of 4.25% and received quarterly a floating rate of 3-month LIBOR, Expires 5/12/28 (counterparty:
Goldman Sachs International) ..................................... 160,000,000 4,773,477
Interest Rate Swaption, pay semi annually a fixed rate of 4.50% and received quarterly a floating rate of 1-Year-SOFR, Expires 5/11/29 (counterparty:
Goldman Sachs International) ..................................... 370,000,000 (8,696,880)
Interest Rate Swaption, pay semi annually a fixed rate of 4.25% and received quarterly a floating rate of SOFR, Expires 5/10/30 (counterparty: Goldman
Sachs International) ............................................. 530,000,000 (3,680,079)
Interest Rate Swaption, pay semi annually a fixed rate of 4.00% and received quarterly a floating rate of SOFR, Expires 5/11/28 (counterparty: Morgan
Stanley Capital Services LLC)(c) ................................... 660,000,000 3,064,678
Interest Rate Swaption, pay semi annually a fixed rate of 4.25% and received quarterly a floating rate of SOFR, Expires 5/10/30 (counterparty: Morgan
Stanley Capital Services LLC)(c) ................................... 530,000,000 (3,260,792)
5,457,416
Total Purchased Swaptions (Cost $0) .............................................................. 5,457,416
Total Investments – 97.4%
(Cost $235,810,051) ......................................................................... $ 242,990,788
Other Assets in Excess of Liabilities – 2.6% ......................................................... 6,432,860
Net Assets – 100.0% .......................................................................... $ 249,423,648
(a) Securities with an aggregate market value of $8,560,095 have been pledged as collateral for purchased swaptions as of March 31,
2023.
(b) Represents a zero coupon bond. Rate shown reflects the effective yield.
(c) U.S. Treasury Notes with a market value of $11,560,471 have been pledged as collateral by the broker for purchased swaptions as of March 31, 2023.

Simplify Interest Rate Hedge ETF
Schedule of Investments
(Continued)
March 31, 2023 (Unaudited)
2
At March 31, 2023, interest rate swap contracts outstanding were as follows:
Rate Paid by
Fund
Rate Received
by the Fund
Payment
Frequency Paid/
received Counterparty
Maturity
Date
Notional
Amount Fair Value
Upfront
Premium Paid/
(Received)
Unrealized
Appreciation/
(depreciation)
2.11% 1 day SOFR Annual/Annual
Morgan Stanley
Capital Services
LLC May 15, 2048 10,000 $1,052 $0 $1,052
Summary of Investment Type
Industry
% of Net
Assets
U.S. Government Obligations ....................................................................... 48.1%
U.S. Treasury Bills ................................................................................ 47.1%
Purchased Swaptions ............................................................................. 2.2%
Total Investments ................................................................................ 97.4%
Other Assets in Excess of Liabilities .................................................................. 2.6%
Net Assets ..................................................................................... 100.0%